FAIR VALUE MEASUREMENTS - Change in the Fair Value of the Warrant Liabilities (Details) - USD ($)	3 Months Ended		6 Months Ended
	Jun. 30, 2021	Mar. 31, 2021	Jun. 30, 2021
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation, Calculation [Roll Forward]
Change in fair value of derivative warrant liabilities	$ 12,607,330		$ 4,023,500
Level 3
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation, Calculation [Roll Forward]
Warrant liabilities at (inception)	8,509,000
Issuance of Public and Private Warrants		$ 29,570,330
Transfer of Public Warrants to Level 1		(18,783,330)
Change in fair value of warrant liabilities	3,484,000	(2,278,000)
Warrant liabilities at end of period	$ 11,993,000	$ 8,509,000	$ 11,993,000